RULE ONE FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

					Shares		Fair Value
64.71%	COMMON STOCKS

11.64%	CONSUMER DISCRETIONARY
	Gildan Activewear Inc.				211,000		$6,469,260
	Sturm, Ruger & Co., Inc.				61,947		4,092,838
	Ulta Beauty, Inc.*				11,500		3,555,455
							14,117,553
1.16%	CONSUMER STAPLES
	Sanderson Farms, Inc.				9,000		1,402,020
17.39%	FINANCIALS
	Bank OZK				416,269		17,004,589
	Berkshire Hathaway, Inc.*				16,000		4,087,520
							21,092,109
18.18%	INDUSTRIALS
	The Boeing Co.*				51,000		12,990,720
	Huntington Ingalls Industries Inc.				44,000		9,057,400
							22,048,120
11.86%	MATERIALS
	Barrick Gold Corp.				50,000		990,000
	CF Industries Holdings, Inc.				295,000		13,387,100
							14,377,100
4.48%	REAL ESTATE
	Armada Hoffler Properties, Inc.				433,400		5,434,836
64.71%	TOTAL COMMON STOCKS						78,471,738
4.02%	EXCHANGE TRADED FUND
	SPDR Gold Shares*				30,500		4,878,780
4.02%	TOTAL EXCHANGE TRADED FUND						4,878,780
6.52%	MONEY MARKET FUNDS
	Federated Government Obligations Fund Institutional Class 0.02%**				7,908,732		7,908,732
0.13%	PURCHASED OPTIONS
0.13%	PUT OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date		Value
	The Boeing Company	100	$2,547,200	$200.00	4/24/2021		$8,200
	SPDR S&P 500 ETF	250	$99,322,250	$3,550.00	4/24/2021		148,750
0.13%	TOTAL PURCHASED OPTIONS						156,950
						`
75.38%	TOTAL INVESTMENTS						91,416,200
24.62%	Other assets, net of liabilities						29,855,511
100.00%	NET ASSETS						$121,271,711

*Non-income producing

** Effective 7 day yield as of March 31, 2021

RULE ONE FUND

SCHEDULE OF OPTIONS WRITTEN

March 31, 2021 (unaudited)

(0.42%)	OPTIONS WRITTEN
(0.41%)	PUT OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value

	iShares Silver	500	(1,135,000)	22.50	4/2/2021	$(3,000)
	SPDR S&P 500 ETF	250	$(99,322,250)	$3,570.00	4/24/2021	(163,750)
	Sprouts Farmers Market Inc.	650	$(1,730,300)	$28.00	4/17/2021	(117,000)
	Sturm Ruger & Co.	120	$(792,840)	$67.50	4/17/2021	(32,040)
	The Boeing Co.	100	$(2,547,200)	$205.00	4/24/2021	(9,000)
	The Boeing Co.	100	$(2,547,200)	$210.00	1/22/2022	(176,000)
	TOTAL PUT OPTIONS WRITTEN					(500,790)
(0.01%)	CALL OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	Sturm Ruger & Co.	619	$(4,089,733)	$77.50	4/17/2021	(6,190)
	TOTAL CALLL OPTIONS WRITTEN					$(6,190)

(0.42%)	TOTAL OPTIONS WRITTEN					$(506,980)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investment as of March 31, 2021:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
Quoted Prices		Observable Inputs	Inputs		Total
Common Stocks	$78,471,738	$-		$-	$78,471,738
Exchange Traded Funds	4,878,780	-		-	4,878,780
Money Market Funds	7,908,732	-		-	7,908,732
Options Purchased	-	156,950		-	156,950
Total Investments	$91,259,250	$156,950		$-	$91,416,200

Options Written	$-	$(506,980)		$-	$(506,980)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2021.
At March 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $68,009,731 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$23,591,017
		Gross unrealized depreciation			(691,528)
		Net unrealized appreciation			$22,899,489